Provision and Other Liabilities - Other Non-Current Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other non-current liabilities [abstract]
Non-current liabilities related to income taxes	[1]	€ 1,407	€ 1,614	€ 924
Other non-current liabilities		323	342	216
Total		€ 1,730	€ 1,956	€ 1,140

[1]	Non-current liabilities related to income taxes include uncertainties over income tax treatments amounting to €772 million as of December 31, 2018, versus €906 million as of December 31, 2017.